Quarterly Holdings Report
for

Fidelity® Trend Fund

March 31, 2019

TRE-QTLY-0519
1.799849.115

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 9.6%
Entertainment - 1.6%
Activision Blizzard, Inc.	11,800	$537
Netflix, Inc. (a)	83,380	29,730
		30,267
Interactive Media & Services - 7.6%
Alphabet, Inc. Class A (a)	91,585	107,784
Facebook, Inc. Class A (a)	124,965	20,830
IAC/InterActiveCorp (a)	31,700	6,660
Match Group, Inc. (b)	88,100	4,987
		140,261
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	102,600	7,090

TOTAL COMMUNICATION SERVICES		177,618

CONSUMER DISCRETIONARY - 13.8%
Distributors - 0.2%
Pool Corp.	27,900	4,603
Diversified Consumer Services - 1.5%
Arco Platform Ltd. Class A	177,300	5,725
Bright Horizons Family Solutions, Inc. (a)	43,700	5,555
Grand Canyon Education, Inc. (a)	45,000	5,153
Service Corp. International	122,400	4,914
ServiceMaster Global Holdings, Inc. (a)	118,600	5,539
		26,886
Hotels, Restaurants & Leisure - 2.2%
Domino's Pizza, Inc.	35,700	9,214
Dunkin' Brands Group, Inc.	100,600	7,555
Marriott International, Inc. Class A	74,000	9,257
McDonald's Corp.	44,400	8,432
Vail Resorts, Inc.	26,300	5,715
		40,173
Internet & Direct Marketing Retail - 5.8%
Amazon.com, Inc. (a)	59,383	105,746
Wayfair LLC Class A (a)	5,400	802
		106,548
Multiline Retail - 0.7%
Dollar General Corp.	74,200	8,852
Dollar Tree, Inc. (a)	42,800	4,496
		13,348
Specialty Retail - 1.5%
Burlington Stores, Inc. (a)	35,400	5,546
Tiffany & Co., Inc.	50,000	5,278
TJX Companies, Inc.	302,600	16,101
		26,925
Textiles, Apparel & Luxury Goods - 1.9%
LVMH Moet Hennessy - Louis Vuitton SA	25,900	9,540
NIKE, Inc. Class B	308,600	25,987
		35,527

TOTAL CONSUMER DISCRETIONARY		254,010

CONSUMER STAPLES - 4.9%
Beverages - 2.6%
Constellation Brands, Inc. Class A (sub. vtg.)	48,600	8,521
Keurig Dr. Pepper, Inc.	240,600	6,730
Monster Beverage Corp. (a)	136,206	7,434
The Coca-Cola Co.	537,600	25,192
		47,877
Food & Staples Retailing - 1.4%
BJ's Wholesale Club Holdings, Inc.	212,100	5,812
Costco Wholesale Corp.	84,300	20,412
		26,224
Food Products - 0.3%
McCormick & Co., Inc. (non-vtg.)	35,000	5,272
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	63,800	10,562

TOTAL CONSUMER STAPLES		89,935

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Reliance Industries Ltd.	311,702	6,142
FINANCIALS - 2.8%
Capital Markets - 2.1%
Cboe Global Markets, Inc.	69,400	6,624
CME Group, Inc.	35,200	5,793
IntercontinentalExchange, Inc.	98,100	7,469
Moody's Corp.	48,600	8,801
MSCI, Inc.	49,100	9,763
		38,450
Consumer Finance - 0.7%
American Express Co.	116,400	12,723

TOTAL FINANCIALS		51,173

HEALTH CARE - 16.3%
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	62,900	8,503
Amgen, Inc.	22,800	4,332
Biogen, Inc. (a)	4,945	1,169
bluebird bio, Inc. (a)	4,200	661
Exact Sciences Corp. (a)	65,300	5,656
Intercept Pharmaceuticals, Inc. (a)	22,200	2,483
Neurocrine Biosciences, Inc. (a)	53,800	4,740
Sarepta Therapeutics, Inc. (a)	52,000	6,198
Vertex Pharmaceuticals, Inc. (a)	93,600	17,218
		50,960
Health Care Equipment & Supplies - 6.6%
Abiomed, Inc. (a)	14,100	4,027
Becton, Dickinson & Co.	39,000	9,739
Boston Scientific Corp. (a)	370,242	14,210
DexCom, Inc. (a)	44,600	5,312
IDEXX Laboratories, Inc. (a)	76,200	17,038
Insulet Corp. (a)	32,213	3,063
Intuitive Surgical, Inc. (a)	31,550	18,002
Masimo Corp. (a)	40,100	5,545
Penumbra, Inc. (a)	34,300	5,042
ResMed, Inc.	107,000	11,125
Stryker Corp.	92,200	18,211
Teleflex, Inc.	32,300	9,760
		121,074
Health Care Providers & Services - 3.8%
Centene Corp. (a)	125,800	6,680
HCA Holdings, Inc.	60,200	7,849
Humana, Inc.	37,900	10,081
UnitedHealth Group, Inc.	159,100	39,339
Wellcare Health Plans, Inc. (a)	25,000	6,744
		70,693
Health Care Technology - 0.4%
Veeva Systems, Inc. Class A (a)	53,700	6,812
Life Sciences Tools & Services - 1.1%
Mettler-Toledo International, Inc. (a)	16,300	11,785
Thermo Fisher Scientific, Inc.	30,500	8,348
		20,133
Pharmaceuticals - 1.7%
Bristol-Myers Squibb Co.	243,000	11,594
Jazz Pharmaceuticals PLC (a)	10,700	1,530
Nektar Therapeutics (a)	68,200	2,292
Zoetis, Inc. Class A	161,600	16,268
		31,684

TOTAL HEALTH CARE		301,356

INDUSTRIALS - 12.5%
Aerospace & Defense - 4.8%
HEICO Corp. Class A	226,500	19,040
Northrop Grumman Corp.	53,700	14,478
Raytheon Co.	68,500	12,472
The Boeing Co.	83,300	31,772
TransDigm Group, Inc. (a)	23,400	10,623
		88,385
Building Products - 1.1%
A.O. Smith Corp.	122,000	6,505
Allegion PLC	60,600	5,497
Lennox International, Inc.	34,100	9,016
		21,018
Commercial Services & Supplies - 2.0%
Cintas Corp.	55,300	11,177
Copart, Inc. (a)	181,000	10,967
Republic Services, Inc.	59,300	4,767
Rollins, Inc.	247,900	10,318
		37,229
Electrical Equipment - 0.6%
AMETEK, Inc.	51,500	4,273
Fortive Corp.	80,650	6,766
		11,039
Machinery - 1.3%
Gardner Denver Holdings, Inc. (a)	173,900	4,836
Graco, Inc.	119,300	5,908
IDEX Corp.	41,500	6,297
Nordson Corp.	47,500	6,295
		23,336
Professional Services - 0.6%
CoStar Group, Inc. (a)	14,100	6,577
IHS Markit Ltd. (a)	84,500	4,595
		11,172
Road & Rail - 2.1%
Genesee & Wyoming, Inc. Class A (a)	56,900	4,958
Lyft, Inc.	195,578	13,781
Union Pacific Corp.	122,400	20,465
		39,204

TOTAL INDUSTRIALS		231,383

INFORMATION TECHNOLOGY - 35.6%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	24,100	7,578
Motorola Solutions, Inc.	40,300	5,659
Ubiquiti Networks, Inc. (b)	8,200	1,228
		14,465
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	97,000	9,161
Arlo Technologies, Inc.	8,113	34
CDW Corp.	58,600	5,647
Littelfuse, Inc.	26,300	4,799
Zebra Technologies Corp. Class A (a)	29,400	6,160
		25,801
IT Services - 12.5%
Accenture PLC Class A	119,900	21,105
Adyen BV (c)	6,165	4,827
Automatic Data Processing, Inc.	106,400	16,996
Booz Allen Hamilton Holding Corp. Class A	154,800	9,000
Broadridge Financial Solutions, Inc.	80,700	8,368
EPAM Systems, Inc. (a)	62,000	10,486
Euronet Worldwide, Inc. (a)	57,500	8,199
Fidelity National Information Services, Inc.	45,500	5,146
Gartner, Inc. (a)	50,000	7,584
Global Payments, Inc.	55,100	7,522
GoDaddy, Inc. (a)	82,000	6,166
Jack Henry & Associates, Inc.	68,200	9,462
MasterCard, Inc. Class A	351,100	82,666
MongoDB, Inc. Class A (a)(b)	73,100	10,747
Okta, Inc. (a)	63,800	5,278
Square, Inc. (a)	62,900	4,712
VeriSign, Inc. (a)	38,600	7,008
Worldpay, Inc. (a)	47,800	5,425
		230,697
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)	321,700	8,210
ASML Holding NV	24,500	4,607
Broadcom, Inc.	19,200	5,774
KLA-Tencor Corp.	62,600	7,475
Lam Research Corp.	47,700	8,539
Marvell Technology Group Ltd.	600	12
Microchip Technology, Inc.	82,700	6,861
MKS Instruments, Inc.	61,300	5,704
Monolithic Power Systems, Inc.	32,500	4,403
NVIDIA Corp.	55,700	10,001
		61,586
Software - 13.7%
Adobe, Inc. (a)	100,800	26,862
ANSYS, Inc. (a)	61,300	11,200
Aspen Technology, Inc. (a)	54,000	5,630
Atlassian Corp. PLC (a)	56,000	6,294
Autodesk, Inc. (a)	54,400	8,477
Black Knight, Inc. (a)	107,000	5,832
Cadence Design Systems, Inc. (a)	128,600	8,167
Fair Isaac Corp. (a)	25,600	6,954
Intuit, Inc.	51,700	13,515
Microsoft Corp.	787,600	92,890
Parametric Technology Corp. (a)	104,201	9,605
Paycom Software, Inc. (a)	21,800	4,123
Proofpoint, Inc. (a)	14,900	1,809
RingCentral, Inc. (a)	53,500	5,767
Salesforce.com, Inc. (a)	123,570	19,570
ServiceNow, Inc. (a)	42,800	10,550
The Trade Desk, Inc. (a)	18,300	3,622
Workday, Inc. Class A (a)	58,016	11,188
		252,055
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	382,925	72,737

TOTAL INFORMATION TECHNOLOGY		657,341

MATERIALS - 1.1%
Chemicals - 0.5%
Sherwin-Williams Co.	22,200	9,562
Westlake Chemical Corp.	4,000	271
		9,833
Containers & Packaging - 0.6%
Avery Dennison Corp.	94,600	10,690

TOTAL MATERIALS		20,523

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	165,500	32,613
TOTAL COMMON STOCKS
(Cost $1,362,694)		1,822,094

Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Topgolf International, Inc. Series F (a)(d)(e)	62,891	798
Internet & Direct Marketing Retail - 0.3%
The Honest Co., Inc.:
Series D (a)(d)(e)	87,422	4,000
Series E (a)(d)(e)	102,016	2,000
		6,000

TOTAL CONSUMER DISCRETIONARY		6,798

INDUSTRIALS - 0.7%
Road & Rail - 0.7%
Uber Technologies, Inc. Series D, 8.00% (a)(d)(e)	285,407	13,717
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Cloudflare, Inc. Series D, 8.00% (a)(d)(e)	90,446	995
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $12,022)		21,510

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 2.48% (f)	2,187,781	2,188
Fidelity Securities Lending Cash Central Fund 2.48% (f)(g)	8,776,072	8,777
TOTAL MONEY MARKET FUNDS
(Cost $10,965)		10,965
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $1,385,681)		1,854,569
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(9,583)
NET ASSETS - 100%		$1,844,986

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,827,000 or 0.3% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,510,000 or 1.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 9/10/18	$725
The Honest Co., Inc. Series D	8/3/15	$4,000
The Honest Co., Inc. Series E	9/28/17	$2,000
Topgolf International, Inc. Series F	11/10/17	$870
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$4,428

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$90
Fidelity Securities Lending Cash Central Fund	38
Total	$128

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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